Schedule of non-cancellable operating lease contracts (Details)	Apr. 30, 2025
Minimum [Member]
Property, Plant and Equipment [Line Items]
Office premises	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Office premises	3 years
Office Premise [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Office premises	2 years
Office Premise [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Office premises	3 years